Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022		$ 43,452	$ 30,863	$ (1,634)		$ (67,395)	$ (2,397)	$ 2,889
Balance, shares at Dec. 31, 2022		12,378,129
Net loss for the period						(12,446)	(1,407)	(13,853)
Adjustments arising from translating financial statements of foreign operations				141				141
Total comprehensive loss for the period				141		(12,446)	(1,407)	(13,712)
Exercise of RSU’s
Exercise of RSUs, shares		130,333
Share based compensation		$ 4,096						4,096
Issuance of shares in respect of private placement		$ 1,933						1,933
Issuance of shares in respect of private placement, shares		713,424
Issuance of shares in respect of registered direct offering		$ 4,193						4,193
Issuance of shares in respect of registered direct offering, shares		1,527,310
Exercise of warrants		$ 140						140
Exercise of warrants, shares		36,800
Balance at Sep. 30, 2023		$ 53,814	30,863	(1,493)		(79,841)	(3,804)	(461)
Balance, shares at Sep. 30, 2023		14,785,996
Balance at Dec. 31, 2023		$ 55,485	30,863	(1,330)	$ 927	(83,456)	(4,798)	(2,309)
Balance, shares at Dec. 31, 2023	[1]	15,359,776
Net loss for the period						(5,618)	(1,485)	(7,103)
Adjustments arising from translating financial statements of foreign operations				(640)				(640)
Total comprehensive loss for the period				(640)		(5,618)	(1,485)	(7,743)
Issuance of shares in January 2024 private placement (note 4(f))		$ 2,022						2,022
Issuance of shares in January 2024 private placement (note 4(f)), shares	[1]	1,122,521
Exercise of RSU’s
Exercise of RSUs, shares	[1]	324,668
Issuance of shares in April 2024 private placement (note 4(g))		$ 3,318						3,318
Issuance of shares in April 2024 private placement (note 4(f)), shares	[1]	4,085,976
Issuance of shares in August 2024 private placement (note 4(h))		$ 2,502						2,502
Issuance of shares in April 2024 private placement (note 4(f)), shares	[1]	1,839,554
Share based compensation		$ 1,707						1,707
Balance at Sep. 30, 2024		$ 65,033	$ 30,863	$ (1,970)	$ 927	$ (89,074)	$ (6,283)	$ (504)
Balance, shares at Sep. 30, 2024	[1]	22,732,495

[1]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.